UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Diamond Hill Capital Management, Inc.
           -----------------------------------------------------
Address:   375 North Front Street
           Suite 300
           Columbus, OH 43215
           -----------------------------------------------------

Form 13F File Number: 028-10648
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James F. Laird
        -------------------------
Title:  Chief Financial Officer
        ------------------------
Phone:  614-225-3353
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ James F. Laird                 Columbus, OH                     11/09/04
- - ----------------                 ---------------                 ---------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     NONE


                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                    0
                                         --------------
Form 13F Information Table Entry Total:            110
                                         --------------
Form 13F Information Table Value Total:  $   213,935
                                         --------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- ------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102      680    17350 SH       SOLE                     2800             14550
Agree Realty Corp              COM              008492100     1250    44000 SH       SOLE                    34510               810
Allstate Corp Com              COM              020002101     7444   155120 SH       SOLE                    87320             65500
American Capital Strategic     COM              024937104     1549    49420 SH       SOLE                    42290               760
American Elec Power Co         COM              025537101      531    16600 SH       SOLE                    15050               650
American Greetings Corp        COM              026375105     8849   352250 SH       SOLE                   219800            123250
American Pac Corp              COM              028740108      238    31850 SH       SOLE                    28450               700
Anadarko Pete Corp             COM              032511107      322     4850 SH       SOLE                     4250
Apache Corp Com                COM              037411105     9379   187160 SH       SOLE                   107100             76010
Archer Daniels Midland Co      COM              039483102     4843   285200 SH       SOLE                   173800            104100
Bank of America Corp           COM              060505104      450    10392 SH       SOLE                     9952               440
Bank of New York Inc           COM              064057102      333    11410 SH       SOLE                    11000               410
Belo Corp Com Ser A            COM              080555105     4393   194896 SH       SOLE                   111245             78701
Berry Pete Co Cl A             COM              085789105      900    24500 SH       SOLE                    23250               650
Black & Decker Corp            COM              091797100     6064    78310 SH       SOLE                    56010             20500
Boston Scientic Corp           COM              101137107     1756    44200 SH       SOLE                    25550             18250
Bowater Inc                    COM              102183100     1136    29750 SH       SOLE                    27000              1050
Brinks Co                      COM              109696104     5132   170100 SH       SOLE                   113725             51950
Buckeye Technologies Inc       COM              118255108     2105   188750 SH       SOLE                   179150              3800
CPI Corp                       COM              125902106     1766   133287 SH       SOLE                    89885             41102
Capital Automotive REIT        COM              139733109     1017    32515 SH       SOLE                    26045               950
Cardinal Health Inc            COM              14149Y108     1863    42562 SH       SOLE                    23200             18662
Century Aluminum Company       COM              156431108      636    22950 SH       SOLE                    21650               500
Cimarex Energy Co              COM              171798101     3471    99350 SH       SOLE                    93250              4450
Citigroup, Inc                 COM              172967101      856    19400 SH       SOLE                    17350              2050
Comerica Inc                   COM              200340107     1104    18600 SH       SOLE                    17500               500
Commercial Capital Bancorp     COM              20162L105      392    17264 SH       SOLE                    17264
Conocophillips                 COM              20825C104     7804    94193 SH       SOLE                    54680             37223
Corus Bankshares               COM              220873103      345     8000 SH       SOLE                     8000
Countrywide Financial Corp     COM              222372104      298     7578 SH       SOLE                     7398
Del Monte Foods                COM              24522P103      472    45000 SH       SOLE                    42050              1050
Devon Energy                   COM              25179M103     8109   114200 SH       SOLE                    70750             41050
Dominion Resources             COM              25746U109      447     6850 SH       SOLE                     6350
Eaton Corp                     COM              278058102      219     3450 SH       SOLE                     2950
Encore Acquisition Co          COM              29255W100     1451    42050 SH       SOLE                    39350              1000
Ennis Business Forms           COM              293389102      447    20850 SH       SOLE                    19150               600
Fifth Third Bancorp            COM              316773100      812    16500 SH       SOLE                    16500
First Industrial Realty Tr     COM              32054K103      572    15500 SH       SOLE                    15200               300
First Merchants                COM              320817109      388    15750 SH       SOLE                    15750
First National Bankshares of F COM              321100109      270    11000 SH       SOLE                    11000
First Source Corp              COM              336901103     1270    49536 SH       SOLE                    48636               900
First State Bancorp            COM              336453105      479    15186 SH       SOLE                    15186
Fluor Corp                     COM              343412102     5995   134650 SH       SOLE                    75150             57050
Fortune Brands                 COM              349631101     3201    43210 SH       SOLE                    22060             20250
Freddie Mac                    COM              313400301      763    11700 SH       SOLE                    10700              1000
Government Properties Trust    COM              38374W107     1040   109455 SH       SOLE                    98720              1150
Greater Bay Bancorp            COM              391648102      201     7000 SH       SOLE                     7000
Greenbrier Cos Inc             COM              393657101     2998   124900 SH       SOLE                   119300              2800
Grief Brothers Cl B            COM              397624206      256     6100 SH       SOLE                     6100
Hanmi Financial Corp           COM              410495105     1350    44713 SH       SOLE                    43947               766
Helmerich & Payne Inc Com      COM              423452101      864    30100 SH       SOLE                    27700               800
Hollywood Entertainment        COM              436141105      354    35910 SH       SOLE                    33010               800
ITLA Capital Corp              COM              450565106     1493    32312 SH       SOLE                    30812               500
Johnson & Johnson              COM              478160104     3442    61097 SH       SOLE                    31600             27877
Kaydon Corp                    COM              486587108      582    20225 SH       SOLE                    18825               700
Kimberly Clark                 COM              494368103      416     6435 SH       SOLE                     5450
Lexington Corp Prop Tr SBI     COM              529043101      762    35080 SH       SOLE                    26065               750
Lodgenet Entnment Corp         COM              540211109      547    41450 SH       SOLE                    38450              1000
Lufkin Inds Inc                COM              549764108      342     9200 SH       SOLE                     8900               300
MAF Bancorp Inc                COM              55261R108      838    19434 SH       SOLE                    19184               250
Manor Care Inc                 COM              564055101      875    29200 SH       SOLE                    26600               600
Masco Corp                     COM              574599106      254     7370 SH       SOLE                     5250               900
Maxwell Technologies Inc       COM              577767106      416    40370 SH       SOLE                    38070              2300
Meadwestvaco Corp              COM              583334107     4300   134795 SH       SOLE                    88850             42800
Mellon Financial Corp          COM              58551A108      332    12000 SH       SOLE                    12000
Merchants Bancshares           COM              588448100      506    17591 SH       SOLE                    16491               400
Merck & Co Inc                 COM              589331107     1888    57206 SH       SOLE                    31950             24116
Merrill Lynch                  COM              590188108      716    14400 SH       SOLE                    14400
Moneygram International        COM              60935Y109     2828   165590 SH       SOLE                    99540             60300
Montpelier Re Holdings Ltd.    COM              G62185106      459    12500 SH       SOLE                    12500
National City Corp             COM              635405103      560    14500 SH       SOLE                    14500
Norfolk Southern Corp          COM              655844108     5242   176276 SH       SOLE                    90300             83926
PNC Financial Svcs Group       COM              693475105      433     8000 SH       SOLE                     8000
Pacificare Health Sys Inc      COM              695112102    12214   332800 SH       SOLE                   212950            110400
Pfizer Inc                     COM              717081103      419    13684 SH       SOLE                     7800              4589
Phelps Dodge                   COM              717265102    10089   109625 SH       SOLE                    65275             41900
Procentury Corp                COM              74268T108      238    24000 SH       SOLE                    24000
RAIT Investment Trust          COM              749227104     1101    40265 SH       SOLE                    33165               650
Southtrust Corp                COM              844730101      581    13950 SH       SOLE                    12000              1950
Southwestern Energy Co         COM              845467109     7233   172250 SH       SOLE                   110300             60450
Sovereign Bancorp              COM              845905108      448    20510 SH       SOLE                    20510
Steiner Leisure Limited        COM              P8744Y102      469    21200 SH       SOLE                    19750               450
Tidewater Inc Com              COM              886423102      863    26500 SH       SOLE                    24400               700
Trinity Inds Inc               COM              896522109     8573   275050 SH       SOLE                   173950             93525
Trizetto Group Inc             COM              896882107     1176   201650 SH       SOLE                   190150              4800
US Bancorp                     COM              902973304     5172   178977 SH       SOLE                   101950             75067
United Auto Group Inc          COM              909440109      701    27950 SH       SOLE                    25450               900
United Indust Corp             COM              910671106      447    13600 SH       SOLE                    13100               500
Valuevision Media Inc Cl A     COM              92047K107     1624   121305 SH       SOLE                    78250             41455
Viad Corp                      COM              92552R406      648    27294 SH       SOLE                    17920              9374
Washington Group Int'l         COM              938862208      656    18950 SH       SOLE                    17590               460
Wells Fargo Co                 COM              949746101     4608    77270 SH       SOLE                    46810             29400
Westpac Banking ADR            COM              961214301     1289    20050 SH       SOLE                    19550
Weyerhaeuser Co                COM              962166104     5964    89704 SH       SOLE                    58400             29454
Royal Bk Scotland 8% Pfd       PFD              780097861      633    25000 SH       SOLE                    17000
Petrofund Energy Trust         TR UNIT          71648W108      470    37320 SH       SOLE                    28650               800
Provident Energy Trust         TR UNIT          74386K104      481    54180 SH       SOLE                    41750              1250
Blackrock Pfd Opportunity Tr   COM SHS          09249V103     1590    64370 SH       SOLE                    64370
Eaton Vance Tax Adv Div Income COM SHS          27828G107      359    18070 SH       SOLE                    17170               900
Nuveen Quality Pfd Income Fd 2 COM SHS          67072C105      518    34500 SH       SOLE                    34500
Western Asset Claymore US Trea COM SHS          95766Q106     1616   120523 SH       SOLE                   117223              3300
Atlas Pipeline Partners Unit L LTD              049392103      602    15725 SH       SOLE                    13075
Energy Transfer Partners LP    LTD              29273R109     1423    29810 SH       SOLE                    24570
Gulfterra Energy Partners LP   LTD              40274U108      794    18920 SH       SOLE                    15800
Inergy L P                     LTD              456615103      305    11160 SH       SOLE                     6610
Kaneb Pipe Line Partners LP    LTD              484169107      795    15355 SH       SOLE                    13030
Municipal Mtg & Eqty LLC       LTD              62624B101     1162    46059 SH       SOLE                    40550
Pacific Energy Partners LP     LTD              69422R105     1014    35515 SH       SOLE                    27545
Plains All American Pipeline L LTD              726503105     1145    31810 SH       SOLE                    25370
Teppco Partners L P            LTD              872384102      425    10220 SH       SOLE                     7540